Filed pursuant to Rule 497(e)

Registration Nos. 333-272579; 811-23883

THE 2023 ETF SERIES TRUST

Fund	Ticker
Transamerica Bond Active ETF	TABD

listed on NYSE Arca, Inc.

Supplement dated June 30, 2026 to the Transamerica Bond Active ETF’s (the “Fund”) currently effective
Prospectus, Summary Prospectus, and Statement of Additional Information (“SAI”)

This supplement provides new and additional information beyond that contained in the Prospectus, Summary Prospectus, and SAI for the Fund and should be read in conjunction with those documents.

Effective immediately, Ben McCraig, Portfolio Manager for Tidal Investments LLC, a Tidal Financial Group company (“Tidal”), the Fund’s investment sub-adviser, no longer serves as a portfolio manager to the Fund, and all references to Mr. McCraig in the Summary Prospectus, Prospectus and SAI are hereby deleted in their entirety.

Effective immediately, Christopher Mullen, Portfolio Manager for Tidal, has been added as a portfolio manager to the Fund. Accordingly, the following is added to the section titled “Management – Portfolio Managers” of the Summary Prospectus and on page 9 of the Prospectus:

Investment Sub-Adviser: Tidal Investments LLC (“Tidal”), a Tidal Financial Group company

Portfolio Managers:
Christopher Mullen	Portfolio Manager	since June 2026

Additional revisions to the Fund’s Prospectus and SAI are set forth below.

Management – Portfolio Managers – Transamerica Bond Active ETF

•	The following biographical information is added to the “Management – Portfolio Managers – Transamerica Bond Active ETF” section on page 38 of the Prospectus:

Name	Adviser	Position Over Past Five Years
Christopher Mullen	Tidal Investments LLC	Portfolio Manager of the Fund since June 2026, Portfolio Manager with Tidal Investments LLC since 2024. Portfolio Manager at Vest Financial LLC from September 2019 to December 2023.

Portfolio Managers

•	The second sentence in the “Portfolio Managers” section on page 24 of the SAI is hereby deleted and replaced with the following:

Transamerica Bond Active ETF is managed by Steve Foy and Christopher Mullen, each a Portfolio Manager for Tidal Investments LLC.

•	Additionally, the following information for Mr. Mullen is added to the “Other Accounts Managed by the Portfolio Managers – Transamerica Bond Active ETF” chart:

In addition to the Funds, the portfolio managers managed the following other accounts as of May 31, 2026.

Portfolio Manager	Registered Investment Companies*		Other Pooled Investment Vehicles*		Other Accounts*
	Number	Assets Managed ($M)	Number	Assets Managed ($M)	Number	Assets Managed ($M)
Christopher Mullen	75	$6,049.04	0	$0	0	$0

* None of the accounts managed by the portfolio managers are subject to performance based advisory fees.

Portfolio Manager Fund Ownership

•	the following information is added to the “Portfolio Manager Fund Ownership” Section on page 24 of the SAI:

As of May 31, 2026, Christopher Mullen did not beneficially own any shares of the Funds.

Please retain this supplement for future reference.